Significant Accounting Policies (Detail Textuals)	12 Months Ended
	Aug. 31, 2020 USD ($) License	Aug. 31, 2019 USD ($) License	Sep. 01, 2019 USD ($)	Aug. 31, 2018 USD ($)
Accounting Policies [Line Items]
Equipment, depreciation method	straight-line method
Patent, legal life	20 years
Cash	$ 1,293,749	$ 1,285,147		$ 1,727,184
Territory License Fee receivable	143,500	106,000
Bad debt expense	50,000	75,000
Sales tax receivable	87,933	161,418
Balance September 1, 2019	126,920	$ 0	$ 160,289
Balance September 1, 2019	$ 125,431		$ 158,773
Intellectual Property Territory License
Accounting Policies [Line Items]
Number of licensees | License	3	3